CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) (EUR €) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 239	€ 10	€ 1
Share capital increase	€ 9,756